Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Expenses:
Formation and Administrative costs	$ 5,236	$ 341,786	$ 209,718	$ 560,442	$ 335,675	$ 1,122,443
Merger costs		1,061,968	0	1,061,968	0
Loss from operations	(5,236)	(1,403,754)	(209,718)	(1,622,410)	(335,675)	(1,122,443)
Gain on warrant liability revaluation		1,518,707	(1,772,980)	5,120,840	57,680	1,185,940
Other income
Investment income earned on marketable securities held in Trust Account		67,609	0	70,213	1,754	11,820
Net income	$ (5,236)	$ 182,562	$ (1,982,698)	$ 3,568,643	$ (276,241)	$ 75,317
Class A Common Stock [Member]
Net income (loss) per share:
Weighted Average Number of Shares Outstanding, Basic		10,453,500	10,453,500	10,453,500	8,836,384	9,651,587
Weighted Average Number of Shares Outstanding, Diluted		10,453,500	10,453,500	10,453,500	8,836,384	9,651,587
Earnings Per Share, Basic		$ 0.01	$ (0.15)	$ 0.27	$ (0.02)	$ 0.02
Earnings Per Share, Diluted		$ 0.01	$ (0.15)	$ 0.27	$ (0.02)	$ 0.02
Class B Common Stock [Member]
Net income (loss) per share:
Weighted Average Number of Shares Outstanding, Basic	2,156,250	2,587,500	2,587,500	2,587,500	2,520,787	2,554,418
Weighted Average Number of Shares Outstanding, Diluted	2,156,250	2,587,500	2,587,500	2,587,500	2,520,787	2,554,418
Earnings Per Share, Basic		$ 0.01	$ (0.15)	$ 0.27	$ (0.02)	$ 0.02
Earnings Per Share, Diluted		$ 0.01	$ (0.15)	$ 0.27	$ (0.02)	$ 0.02